Shareholders' Equity - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	1,936	3,450	3,418
Equity securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	22	40	130
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	1,937	3,423	3,245
Other securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	(23)	(14)	43